Interest in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of carrying amount of interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2019	2018
	$m	$m
Interests in associates	24,384	22,244
Interests in joint ventures[1]	90	163
Interests in associates and joint ventures	24,474	22,407

1	During 2019, HSBC increased its shareholding in HSBC Saudi Arabia, which is now recognised as a subsidiary.

Disclosure of interests in associates

Principal associates of HSBC
	2019		2018
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	18,982	10,054	17,754	10,991
The Saudi British Bank	4,370	5,550	3,557	5,222

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

		At 31 Dec 2019
	Footnotes	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited		People’s Republic of China	Banking services	19.03
The Saudi British Bank	1	Saudi Arabia	Banking services	29.20

1
In June 2019, the merger between The Saudi British Bank (‘SABB’) and Alawwal bank (‘Alawwal’) became effective. The merger involved SABB issuing a fixed number of new shares to Alawwal’s shareholders in exchange for the transfer of Alawwal’s net assets and cancellation of its shares. HSBC’s 40.0% interest in SABB reduced to 29.2% of the combined entity, resulting in a dilution gain of $828m recognised in HSBC’s consolidated income statement. The dilution gain represents the difference between the carrying amount of HSBC’s interest in SABB that was derecognised proportionate to the percentage reduction, and HSBC’s share of the increase in the combined entity’s net assets. The combined entity continues to be an associate of HSBC.

	At 31 Dec 2019			At 31 Dec 2018
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	21.5	19.0	10.1	18.0	17.8	11.0

Selected balance sheet information of BoCom
	At 30 Sep
	2019	2018
	$m	$m
Cash and balances at central banks	112,239	125,414
Loans and advances to banks and other financial institutions	108,026	102,980
Loans and advances to customers	730,510	686,951
Other financial assets	435,740	408,136
Other assets	40,101	42,106
Total assets	1,426,616	1,365,587
Deposits by banks and other financial institutions	290,492	304,395
Customer accounts	868,627	829,539
Other financial liabilities	131,772	94,900
Other liabilities	23,074	36,332
Total liabilities	1,313,965	1,265,166
Total equity	112,651	100,421

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2019	2018
	$m	$m
Net interest income	20,558	19,295
Net fee and commission income	6,411	6,245
Change in expected credit losses and other credit impairment charges	(7,479)	(5,602)
Depreciation and amortisation	(1,934)	(767)
Tax expense	(1,636)	(1,554)
Profit for the year	11,175	11,116
Other comprehensive income	315	190
Total comprehensive income	11,490	11,306
Dividends received from BoCom	613	611
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Bank of Communications Co., Ltd.	19.03		168
Barrowgate Limited	15.31		169
BGF Group PLC	24.54		170
Bud Financial Limited	8.20		1, 171
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00		172
CFAC Payment Scheme Limited	33.33		173
Chemi & Cotex (Rwanda) Limited	33.99		1, 174
Chemi & Cotex Kenya Limited	33.99		1, 175
Chemi and Cotex Industries Limited	33.99		176
EPS Company (Hong Kong) Limited	38.66		54
Euro Secured Notes Issuer	16.66		177
GIE GNIFI	n/a		0, 178
GZHS Research Co Ltd	33.00	(20.50)	179
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.49)	1, 12, 180
Icon Brickell LLC(In Liquidation)	n/a		0, 182
Jeppe Star Limited	100.00	(33.99)	183
MENA Infrastructure Fund (GP) Ltd	33.33		184
Northstar Trade Finance Inc.	20.08		185
Novo Star Limited	33.99		186
Quantexa Ltd	10.51		187
Services Epargne Entreprise	14.34		188
sino AG	24.94	(20.11)	189
The London Gold Market Fixing Limited	n/a		0, 166
The Saudi British Bank	29.20		190
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	n/a		0, 43
Vizolution Limited	17.95		1, 191
We Trade Innovation Designated Activity Company	8.52		1, 192

Footnotes for Note 37
Description of Shares
0
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in Note 1.2(a).

1
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
3	Preference Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	Limited and Unlimited Liability Shares
8	Liquidating Share Class
9	Nominal Shares
10	Non-Participating Voting Shares
11	Parts
12	Registered Capital Shares
13	Russian Limited Liability Company Shares
14	Stückaktien

Sensitivity of VIU to reasonably possible changes in key assumptions
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	• Decrease by 99 basis points
• Long-term asset growth rate	• Increase by 80 basis points
• Discount rate	• Increase by 122 basis points
• Expected credit losses as a percentage of customer advances	• Increase by 16 basis points
• Risk-weighted assets as a percentage of total assets	• Increase by 624 basis points
• Cost-income ratio	• Increase by 373 basis points
• Long-term effective tax rate	• Increase by 900 basis points
• Capital requirements – capital adequacy ratio	• Increase by 118 basis points
• Capital requirements – tier 1 capital adequacy ratio	• Increase by 190 basis points

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2019
Long-term profit growth rate	—	—	21.5	(50)	(1.3)	20.2
Long-term asset growth rate	(50)	1.4	22.9	—	—	21.5
Discount rate	(54)	1.4	22.9	56	(1.2)	20.3
Expected credit losses as a percentage of customer advances	2019 to 2023: 90 2024 onwards: 70	1.0	22.5	2019 to 2023: 108 2024 onwards: 81	(1.2)	20.3
Risk-weighted assets as a percentage of total assets	(96)	0.4	21.9	12	—	21.5
Cost-income ratio	(175)	1.0	22.5	95	(1.2)	20.3
Long-term effective tax rate	(352)	1.0	22.5	250	(0.7)	20.8
Earnings in short to medium term – compound annual growth rate[1]	107	0.5	22.0	(346)	(2.4)	19.1
Capital requirements – capital adequacy ratio	—	—	21.5	337	(8.2)	13.3
Capital requirements – tier 1 capital adequacy ratio	—	—	21.5	322	(6.0)	15.5
At 31 Dec 2018
Long-term profit growth rate	100	2.6	20.6	(10)	(0.2)	17.8
Long-term asset growth rate	(10)	0.3	18.3	100	(2.8)	15.3
Discount rate	(142)	3.2	21.3	28	(0.5)	17.5
Expected credit losses as a percentage of customer advances	2018 to 2022: 70 2023 onwards: 65	0.9	18.9	2018 to 2022: 83 2023 onwards: 77	(1.0)	17.0
Risk-weighted assets as a percentage of total assets	(140)	0.5	18.6	80	(0.3)	17.8
Cost-income ratio	(160)	1.1	19.2	200	(1.4)	16.7
Long-term effective tax rate	(280)	0.7	18.7	250	(0.6)	17.5
Earnings in short to medium term – compound annual growth rate[1,2]	204	1.1	19.1	(366)	(1.8)	16.2
Capital requirements – capital adequacy ratio	—	—	18.0	258	(5.0)	13.0
Capital requirements – tier 1 capital adequacy ratio	—	—	18.0	243	(3.2)	14.8

1	Based on management’s explicit forecasts over the short to medium term.

2	Amounts at 31 December 2018 have been updated to align with the 2019 approach to describe the impact of the change in isolation.

Summarised aggregate financial information of associates

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2019	2018
	$m	$m
HSBC’s share of total shareholders’ equity	18,509	17,275
Goodwill and other intangible assets	473	479
Carrying amount	18,982	17,754